United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31, 2007

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	April 11, 2007

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		51

Form 13F Information Table Value Total:		$124,570,880.72

                                    	Class	              		Current                 SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
Description                          	Title	Symbol         		X 1000	Shares	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	17858	4906		0	0	SOLE	0	4906	0	0
Marathon Oil Corporation             	COM	MRO                	8057	81527		0	0	SOLE	0	81527	0	0
Pfizer Incorporated                  	COM	PFE                	4599	182058		0	0	SOLE	0	182058	0	0
General Motors Corp                  	COM	GM                 	4554	148618		0	0	SOLE	0	148618	0	0
Partnerre Ltd                        	COM	PRE                	4536	66180		0	0	SOLE	0	66180	0	0
A T & T Inc. New                     	COM	T                  	4471	113386		0	0	SOLE	0	113386	0	0
Citigroup                            	COM	C                  	4332	84382		0	0	SOLE	0	84382	0	0
U S G Corporation New                	COM	USG                	4281	91717		0	0	SOLE	0	91717	0	0
Chicos Fas Inc                       	COM	CHS                	3873	158550		0	0	SOLE	0	158550	0	0
Verizon Communications               	COM	VZ                 	3414	90043		0	0	SOLE	0	90043	0	0
Southwest Airlines Co                	COM	LUV                	3368	229110		0	0	SOLE	0	229110	0	0
Intl Business Machines Corp.         	COM	IBM                	3281	34806		0	0	SOLE	0	34806	0	0
Washington Mutual Inc                	COM	WM                 	3246	80382		0	0	SOLE	0	80382	0	0
Unumprovident Corp                   	COM	UNM                	3229	140215		0	0	SOLE	0	140215	0	0
Ford Motor Company                   	COM	F                  	2970	376410		0	0	SOLE	0	376410	0	0
Home Depot Inc                       	COM	HD                 	2951	80311		0	0	SOLE	0	80311	0	0
Microsoft Corp                       	COM	MSFT               	2917	104664		0	0	SOLE	0	104664	0	0
Unisys Corp                          	COM	UIS                	2831	335802		0	0	SOLE	0	335802	0	0
Sprint Nextel Corporation            	COM	S                  	2807	148047		0	0	SOLE	0	148047	0	0
Potash Corp Sask Inc                 	COM	POT                	2564	16030		0	0	SOLE	0	16030	0	0
Morgan Stanley                       	COM	MS                 	2547	32334		0	0	SOLE	0	32334	0	0
Transocean, Inc.                     	COM	RIG                	2530	30972		0	0	SOLE	0	30972	0	0
Auto Data Processing                 	COM	ADP                	2444	50488		0	0	SOLE	0	50488	0	0
Bp P.L.C.                            	COM	BP                 	2369	36584		0	0	SOLE	0	36584	0	0
J P Morgan Chase & Co.               	COM	JPM                	2344	48455		0	0	SOLE	0	48455	0	0
Merck & Co Inc                       	COM	MRK                	2310	52307		0	0	SOLE	0	52307	0	0
Hewlett-Packard Company              	COM	HPQ                	2310	57555		0	0	SOLE	0	57555	0	0
Electronic Data Sys Corp             	COM	EDS                	2083	75241		0	0	SOLE	0	75241	0	0
Dell, Inc.                           	COM	DELL               	1582	68140		0	0	SOLE	0	68140	0	0
Handleman Company                    	COM	HDL                	1577	226300		0	0	SOLE	0	226300	0	0
Crescent Real Est Eq Co              	COM	CEI                	1360	67809		0	0	SOLE	0	67809	0	0
General Electric Company             	COM	GE                 	1186	33547		0	0	SOLE	0	33547	0	0
Intel Corp                           	COM	INTC               	1142	59703		0	0	SOLE	0	59703	0	0
Johnson & Johnson                    	COM	JNJ                	817	13552		0	0	SOLE	0	13552	0	0
Comerica Incorporated                	COM	CMA                	792	13395		0	0	SOLE	0	13395	0	0
Exxon Mobil Corporation              	COM	XOM                	758	10051		0	0	SOLE	0	10051	0	0
Quantum Cp Dlt & Storag              	COM	QTM                	732	270950		0	0	SOLE	0	270950	0	0
Liz Claiborne, Inc.                  	COM	LIZ                	683	15950		0	0	SOLE	0	15950	0	0
Wyeth                                	COM	WYE                	640	12798		0	0	SOLE	0	12798	0	0
Apache Corp                          	COM	APA                	637	9008		0	0	SOLE	0	9008	0	0
Omnicom Group Inc                    	COM	OMC                	584	5700		0	0	SOLE	0	5700	0	0
Altria Group, Inc.                   	COM	MO                 	533	6075		0	0	SOLE	0	6075	0	0
Utstarcom Inc                        	COM	UTSI               	507	61200		0	0	SOLE	0	61200	0	0
Anadarko Petroleum Corp              	COM	APC                	447	10400		0	0	SOLE	0	10400	0	0
Johnson Controls Inc                 	COM	JCI                	431	4552		0	0	SOLE	0	4552	0	0
Daimlerchrysler A G                  	COM	DCX                	320	3913		0	0	SOLE	0	3913	0	0
Stryker Corp                         	COM	SYK                	285	4300		0	0	SOLE	0	4300	0	0
Wells Fargo & Co New                 	COM	WFC                	248	7200		0	0	SOLE	0	7200	0	0
D T E Energy Company                 	COM	DTE                	224	4686		0	0	SOLE	0	4686	0	0
Federal-Mogul Corp                   	COM	FDMLQ              	9	12000		0	0	SOLE	0	12000	0	0
Online Pwr Supply Inc                	COM	OPWR               	0	10776		0	0	SOLE	0	10776	0	0